Statement of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jul. 31, 2015	Jul. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (28,254,102)	$ (11,207)	$ 10,115	$ (23,158)
Adjustments to reconcile net loss to net cash used in operating activities:
Impairment loss on mineral claims	(23,500,000)
Loss on conversion of debt	(4,391,200)
Shares for services	272,000
Inferred interest on related party debt	945		516
Amortization of deferred charges	5,003
Amortization of conversion benefit	12,580
Gain on debt settlement	(96,819)
Gain on write-down of accounts payable			(72,328)
Changes in accounts payable	7,610	$ 11,207	37,107	$ 23,158
Net Cash Used in Operating Activities	$ (161,583)	$ 0	(24,590)	$ 0
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash (used in) investing activities
CASH FLOWS FROM FINANCING ACTIVITIES:
Advance from related party	$ (12,860)		24,590
Cash from issue of convertible debt	191,450
Net Cash Provided by Financing	178,010	$ 0	$ 24,590	$ 0
Net Increase (Decrease) in Cash	$ 17,007	$ 0
Cash at Beginning of Period
CASH AT END OF PERIOD	$ 17,007
SUPPLEMENTAL DISCLOSURE OF NONCASH FINANCIAL ACTIVITIES:
Shares issued for debt	4,400,000
Shares issued for property	$ 23,500,000
Taxes paid
Interest paid